Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net
Intangible Assets, Net
10.	Intangible Assets, Net

Intangible assets consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
At cost:
Purchased software	4,210	4,326	663
	4,210	4,326	663
Less: accumulated amortization	(2,650)	(3,790)	(581)
Intangible assets, net	1,560	536	82

For the years ended December 31, 2018, 2019 and 2020, the Company recorded amortization expenses of RMB1,065, RMB1,541and RMB1,140 (US$175), respectively.

The intangible assets are amortized using the straight-line method, which is the Company’s best estimate of how these assets will be economically consumed over their respective estimated useful lives of 3 years.

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

	RMB	US$
For the years ending December 31,
2021	456	70
2022	79	12
2023 and thereafter	1	—
	536	82